Debt - Schedule of Debt Maturities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020		$ 2,394
2021		20,431
2022		18,125
2023		0
2024 and thereafter		0
Total debt		40,950
Less: Current portion	$ (11,895)	(2,363)	$ (946)
Discount on long-term debt		(85)
Noncurrent portion of debt	$ 10,000	$ 38,502	$ 23,415